UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2019

Item 1. Schedule of Investments.

ClearShares OCIO ETF
Schedule of Investments
August 31, 2019 (Unaudited)
Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 97.0%
	Domestic Equity - 36.8%
16,551	iShares Core S&P 500 ETF	$4,870,463
68,726	iShares Edge MSCI Min Vol USA ETF	4,381,626
138,654	Schwab 1000 Index ETF	3,991,849
102,348	Schwab Fundamental U.S. Large Company Index ETF (a)	3,929,140
37,716	SPDR Portfolio Total Stock Market ETF	1,366,828
27,962	Vanguard Growth ETF	4,646,725
12,017	Vanguard Russell 1000 Growth ETF (a)	1,974,994
18,109	Vanguard S&P 500 ETF	4,864,078
33,253	Vanguard Total Stock Market ETF	4,956,027
35,308	Vanguard Value ETF	3,831,624
		38,813,354
	Global Equity - 22.8%
75,769	iShares Core MSCI EAFE ETF	4,495,375
27,084	iShares Core MSCI Emerging Markets ETF	1,307,344
80,762	iShares Core MSCI Total International Stock ETF (a)	4,545,285
93,649	Vanguard FTSE All-World ex-US ETF	4,574,754
118,402	Vanguard FTSE Developed Markets ETF	4,746,736
108,710	Vanguard FTSE Emerging Markets ETF	4,391,884
		24,061,378
	Fixed Income - 37.4%
47,516	ClearShares Ultra-Short Maturity ETF (b)	4,753,738
4,752	Goldman Sachs Access Ultra Short Bond ETF	240,000
84,373	iShares Core Total USD Bond Market ETF	4,449,832
43,629	iShares Core U.S. Aggregate Bond ETF	4,979,378
164,684	iShares iBonds Dec 2021 Term Corporate ETF (a)	4,120,394
69,752	Schwab U.S. Aggregate Bond ETF (a)	3,786,138
53,604	Vanguard Intermediate-Term Bond ETF (a)	4,762,179
34,125	Vanguard Short-Term Bond ETF	2,769,585
55,847	Vanguard Short-Term Corporate Bond ETF	4,539,244
58,493	Vanguard Total Bond Market ETF	4,977,754
		39,378,242
	TOTAL EXCHANGE-TRADED FUNDS (Cost $97,392,317)	102,252,974

	SHORT-TERM INVESTMENTS - 3.0%
	Money Market Funds - 3.0%
3,148,307	First American Government Obligations Fund - Class X, 2.03% (c)	3,148,307
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,148,307)	3,148,307

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.4%
8,848,450	First American Government Obligations Fund, Class Z, 1.97% (c)	8,848,450
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,848,450)	8,848,450
	TOTAL INVESTMENTS - 108.4% (Cost $109,389,074)	114,249,731
	Liabilities in Excess of Other Assets - (8.4)%	(8,871,519)
	NET ASSETS - 100.0%	$105,378,212

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is out on loan as of August 31, 2019. Total value of securities out on loan is $8,658,668 or 8.2% of net assets.
(b)	Affiliated Exchange-Traded Fund.
(c)	Annualized seven-day yield as of August 31, 2019.

ClearShares Ultra-Short Maturity ETF
Schedule of Investments
August 31, 2019 (Unaudited)

Principal Amount	Security Description	Value
	REPURCHASE AGREEMENTS - 100.0%
4,500,000	Buckler Securities, LLC - 2.22%, dated 08/12/19, matures 09/12/19, repurchase price $4,508,603
	(collateralized by various government and agency obligations: Total Value $4,641,751)	$4,500,000
4,500,000	Buckler Securities, LLC - 2.28%, dated 08/30/19, matures 09/06/19, repurchase price $4,501,995
	(collateralized by various government and agency obligations: Total Value $4,641,001)	4,500,000
5,000,000	Buckler Securities, LLC - 2.33%, dated 08/26/19, matures 09/03/19, repurchase price $5,002,589
	(collateralized by various government and agency obligations: Total Value $5,152,616)	5,000,000
6,000,000	Buckler Securities, LLC - 2.34%, dated 08/29/19, matures 09/05/19, repurchase price $6,002,730
	(collateralized by various government and agency obligations: Total Value $6,183,844)	6,000,000
5,000,000	Buckler Securities, LLC - 2.37%, dated 08/27/19, matures 09/03/19, repurchase price $5,002,304
	(collateralized by various government and agency obligations: Total Value $5,152,217)	5,000,000
5,000,000	Buckler Securities, LLC - 2.37%, dated 08/28/19, matures 09/04/19, repurchase price $5,002,304
	(collateralized by various government and agency obligations: Total Value $5,151,970)	5,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $30,000,000)	30,000,000
Shares
	SHORT-TERM INVESTMENTS - 0.0% (a)
	Money Market Funds - 0.0% (a)
7,623	First American Government Obligations Fund - Class X, 2.03% (b)	7,623
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,623)	7,623
	TOTAL INVESTMENTS - 100.0% (Cost $30,007,623)	30,007,623
	Other Assets in Excess of Liabilities - 0.0% (a)	7,140
	NET ASSETS - 100.0%	$30,014,763

Percentages are stated as a percent of net assets.
(a)	Less than 0.05%.
(b)	Annualized seven-day yield as of August 31, 2019.

Summary of Fair Value Disclosure at August 31, 2019 (Unaudited)
The Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2019:

ClearShares OCIO ETF
Description^			Level 1	Level 2	Level 3	Total
Exchange-Traded Funds			$ 102,252,974	$ -	$ -	$ 102,252,974
Short-Term Investments			3,148,307	-	-	$ 3,148,307
Investments Purchased with Proceeds From Securities Lending Collateral			8,848,450	-	-	$ 8,848,450
Total Investments in Securities			$ 114,249,731	$ -	$ -	$ 114,249,731
^ See Schedule of Investments for further disaggregation of investment categories.

ClearShares Ultra-Short Maturity ETF
Description			Level 1	Level 2	Level 3	Total
Repurchase Agreements			$ -	$ 30,000,000	$ -	$ 30,000,000
Short-Term Investments			7,623	-	-	$ 7,623
Total Investments in Securities			$ 7,623	$ 30,000,000	$ -	$ 30,007,623

For the period ended August 31, 2019, there were no transfers into or out of Level 3 for the Funds.

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.
ClearShares OCIO ETF	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater Than 90 Days	Total
Money Markets	8,848,450	-	-	-	$ 8,848,450
Total Borrowings	$ 8,848,450	-	-	-	$ 8,848,450
Due to the absence of a master netting agreement related to Funds’ participation in securities lending and repurchase agreements, no additional offsetting disclosures have been made on behalf of the Fund’s for the total borrowings listed above.

The ClearShares OCIO ETF’s transactions with affiliates represent holdings of which the respective Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

The ClearShares OCIO ETF had the following transaction during the period ended August 31, 2019 with affiliates:
	Share Activity				Period Ended August 31, 2019
Security Name	Balance June 1, 2019	Purchases	Sales	Balance August 31, 2019	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
ClearShares Ultra-Short Maturity ETF	48,724	1,276	2,484	47,516	$ 4,753,738	$ 49,237	$ 360	$ (21,737)

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)        /s/ Kristina R. Nelson
    Kristina R. Nelson, President (Principal Executive Officer)

Date        10/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (Principal Executive Officer)

Date        10/25/19

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (Principal Financial Officer)

Date        10/25/19

* Print the name and title of each signing officer under his or her signature.